SHARE OPTIONS - Details of Share Options Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional disclosures
Total fair value of the equity awards vested	$ 154,000	$ 4,000	$ 1,688,000
Share-based compensation expense	$ 340,000	$ 1,382,000	3,606,000
2008 Plan | Share options
Options Number
Outstanding (in shares)	4,423,900	3,125,300
Exercisable (in shares)	4,423,900
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 0.38	$ 0.43
Exercisable (in dollars per share)	$ 0.38
Weighted-average remaining contractual life (years)
Outstanding	8 years 3 months 25 days
Exercisable	8 years 3 months 25 days
Expected to vest	0 years
Average intrinsic value
Outstanding (in dollars)	$ 0.10
Exercisable (in dollars)	0.10
Additional disclosures
Total intrinsic value of options exercised	$ 0	$ 0	$ 0
Weighted average grant date fair value of options (in dollars per share)	$ 0.12	$ 0.05	$ 0.56
Share-based compensation expense	$ 154,000	$ 429,000	$ 1,689,000
Unrecognized compensation cost	$ 0